Intangible Assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net cash outflow on acquisition of Eyemobile
Net consideration presented in the statement of cash flows	R$ 9,260	R$ 0	R$ 0
Eyemobile Tecnologia S.A. (“Eyemobile”)
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition value paid in cash	9,415
Paid-in capital at the time of subscription	10,000
Contingent consideration	5,500
Total acquisition value	24,915
Total net book value	R$ 10,426
Interest	60.00%
Acquired book value of net assets acquired on the acquisition date	R$ 6,256
Goodwill to be allocated (a - b)	18,659
Net cash outflow on acquisition of Eyemobile
Consideration paid in cash	9,415
Paid-in capital at the time of subscription	10,000
Cash and cash equivalents acquired from Eyemobile	10,155
Net consideration presented in the statement of cash flows	R$ (9,260)